Staff costs and Directors' emoluments - Summary of Director's Emoluments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Director2 [member]
Disclosure of Directors Emoluments [Line Items]
Base salaries, fees, performance payments and benefits	$ 4.9	$ 6.1	$ 7.9